SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities
Segment assets	$ 106,437	$ 113,671
Unallocated assets:
Income tax assets (current and deferred)	8,234	7,711
Cash and cash equivalents and short-term investments	15,231	30,277	$ 57,607	$ 77,109
Total assets as reported in the Group balance sheet	131,071	151,659
Segment liabilities	119,171	99,540
Unallocated liabilities:
Income tax liabilities (current and deferred)	7,187	8,065
Total liabilities as reported in the Group balance sheet	126,358	107,605
Americas [Member]
Assets and liabilities
Segment assets	69,224	75,658
Unallocated assets:
Segment liabilities	14,575	8,946
Ireland [Member]
Assets and liabilities
Segment assets	37,212	38,009
Unallocated assets:
Segment liabilities	104,396	90,444
Other Countries [Member]
Assets and liabilities
Segment assets	1	4
Unallocated assets:
Segment liabilities	$ 200	$ 150